Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

18. Income taxes

Income tax recognized in net income (loss) and comprehensive income (loss) is comprised of the following:

	December 31, 2023	December 31, 2022
	$	$
Current tax expense	626,500	219,406
Deferred tax expense	1,887,558	1,248,495

Income tax expense	2,514,058	1,467,901

Provision for income taxes

The income tax expense differs from the amount that would result from applying the federal and provincial income tax rates to the income (loss) before income taxes due to the following:

	December 31, 2023	December 31, 2022
	$	$
Income before income taxes	2,412,946	1,796,080
Statutory tax rate	26.5%	26.5%

Expected income tax expense (recovery) based on statutory rate	639,000	476,000
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	928,000	164,000
Permanent differences	441,000	279,000
Change in benefit of tax assets not recognized	688,000	255,000
Other	(181,942)	293,901

Income tax expense	2,514,058	1,467,901

Recognized deferred tax asset and liabilities

	December 31, 2023	December 31, 2022
	$	$
Non-capital losses - Canada	117,982	583,083
Other - Canada	(117,982)	(583,083)
Royalty, stream and other interests - Australia	(4,878,989)	(2,991,431)

Total	(4,878,989)	(2,991,431)

Unrecognized deferred tax assets

As at December 31, 2023, the Company had temporary differences with a tax benefit of $8,494,000 (2022 - $3,847,000), which are not recognized as deferred tax assets. Management believes that it is not probable that sufficient taxable profits will be available in future years to allow the benefit of the following deferred tax assets to be utilized. The following table summarizes the composition of the Company’s unrecognized deductible temporary differences:

	December 31, 2023	December 31, 2022
	$	$
Non-capital losses – Canada	6,921,000	2,889,000
Net-capital losses – Australia	124,000	33,000
Financing costs	1,449,000	925,000

Total	8,494,000	3,847,000

Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investment in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2023, is $13,841,000 (December 31, 2022 - $5,460,000). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

Tax loss carryforwards

As at December 31, 2023, the Company has deductible Canadian non-capital tax losses of $7,366,000 related to the Company’s Canadian parent and subsidiary, with non-capital tax losses expiring between the years 2038 and 2043, and $nil from the Company’s Australian subsidiary. The Company’s Cayman Island subsidiary has a tax rate of 0%; therefore, there is no deductible temporary difference that can apply.